Consolidated Statement of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Profit for the period	€ 65,069,000	€ 11,498,000	€ 35,541,000
Adjustments of non-cash items	59,000,000	31,709,000	23,959,000
Changes in working capital	(32,513,000)	20,174,000	(30,451,000)
Income tax paid	(1,747,000)	2,000	(13,000)
Interest received	3,292,000
Net cash provided by operating activities	93,101,000	63,383,000	29,036,000
Cash flow from investing activities
Cash acquired in a business combination, net		10,403,000
Additions to property, plant and equipment	(615,542,000)	(66,899,000)	(224,606,000)
Disposal of property, plant and equipment		1,800,000
Additions to intangible assets	(410,000)	(31,000)	(228,000)
Movements to right-of-use assets			(574,000)
Leasehold deposits	206,000
Net cash used in investing activities	(615,746,000)	(54,727,000)	(225,408,000)
Cash flow from financing activities
Principal repayment of lease liabilities	(1,961,000)	(569,000)	(228,000)
Interest paid	(19,689,000)	(7,143,000)	(4,234,000)
Proceeds from issue of share capital	154,956,000		183,250,000
Transactional costs on issues of shares	(3,014,000)	(6,955,000)	(5,174,000)
Repurchase of treasury shares	(1,283,000)
Bank charges	(2,368,000)
Proceeds from borrowing net of bank fees (of EUR 19.3 million in 2024)	365,975,000	199,935,000	113,459,000
Utilisation of overdraft facility			16,067,000
Repayment of loan	(10,630,000)	(115,000,000)	(65,000,000)
Settlement of overdraft facility			(25,065,000)
Net cash provided by/(used in) financing activities	481,986,000	70,268,000	213,075,000
Net (decrease)/increase in cash and cash equivalents	(40,659,000)	78,924,000	16,704,000
Cash and cash equivalents at beginning of the period	96,608,000	19,012,000	2,308,000
Effect of exchange rate on cash and cash equivalents	2,515,000	(1,328,000)
Cash and cash equivalents at end of the period	€ 58,464,000	€ 96,608,000	€ 19,012,000